SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [text block] [Abstract]
Disclosure of share-based payment arrangements [text block]

NOTE 34 - SHARE-BASED PAYMENTS

(a)	Compensation plan for increase of capital

Compensation plans implemented by providing options for the subscription and payment of shares that have been granted by LATAM Airlines Group S.A. to employees of the Company and its subsidiaries, are recognized in the financial statements in accordance with the provisions of IFRS 2 “Share-based Payment”, showing the effect of the fair value of the options granted under compensation in linear between the date of grant of such options and the date on which these irrevocable.

(a.1)	Compensation plan 2013 not current as of this date

At the Extraordinary Shareholders’ Meeting held on June 11, 2013, the shareholders of the Company approved, among other matters, the increase in the share capital, of which 1,500,000 shares were allocated to compensation plans for the employees of the Company. Company and its subsidiaries, in accordance with the provisions of Article 24 of the Law on Public Limited Companies.

On June 11, 2018, expired the term to subscribe said actions, which were neither subscribed nor paid, reducing the capital of full rights.

(b)	Compensation plan 2016-2018

The company implemented a retention plan long-term for executives, which lasts until December 2018, with a vesting period between October 2018 and March 2019, which consists of an extraordinary bonus whose calculation formula is based on the variation the value to experience the action of LATAM Airlines Group S.A. for a period of time.

This benefit is recorded in accordance with the provisions of IFRS 2 “Payments based on shares” and has been considered as a cash settled award and, therefore, recorded at fair value as a liability, which is updated at the closing date. of each financial statement with effect on the result of the period.

	Base Units
	Opening				Closing
Periods	balance	Granted	Annulled	Exercised	Balance
From January 1 to December 31, 2018	2,932,896	-	(171,419)	(1,168,700)	1,592,777
From January 1 to December 31, 2019	1,592,777	93,481	-	(1,686,258)	-

The fair value has been determined on the basis of the best estimate of the future value of the Company share multiplied by the number of units granted bases.

As of December 31, 2019 and 2018, the amount recorded is ThUS$ 3,296 and ThUS$ (7,210), respectively, classified under the line “Administrative expenses” of the Consolidated Income Statement by function.

We inform you that this Compensation Plan is finished (LP1).

(c)	LP2 compensation plans (2019-2020)

The company implemented a long-term retention plan for executives that lasts until March 2020, with a period of enforceability between October 2019 and March 2020, which consists of an extraordinary bonus whose calculation formula is based on the variation of the value experienced by the action of LATAM Airlines Group SA for a certain period of time.

At December 31, 2019 the required action price for its collection is under the initial target.

(d)	LP3 compensation plans (2020-2023)

The Company implemented a program for a group of executives, which lasts until March 2023, with a period of enforceability between October 2020 and March 2023, where the collection percentage is annual and cumulative. The methodology is an allocation, of quantity of units, where a goal of the value of the action is set.

The bonus is applicable, if the target of the price of the action defined in each year is met. In case the bonus is accumulated, until the last year, the total bonus is doubled (in the case of the share price is activated).

(e)	Subsidiary compensation plans

(e.1)	Stock-based payments

As indicated in Note 1, and the consequent resignation of the executives of Multiplus S.A. the option plans granted were canceled. (As of December 31, 2018, the options for current shares amounted to 247,500 shares for Multiplus S.A.)

Multiplus S.A.
4nd Extraordinary
	3rd Grant	4th Grant	Grant
Description	03/21/2012	04/03/2013	11/20/2013	Total
Outstanding option number as December 31, 2018	84,249	163,251	-	247,500
Outstanding option number as December 31, 2019	-	-	-	-

The acquisition of the share’s rights, in both companies is as follows:

	Number of shares		Number of shares
	Accrued options		Non accrued options
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Company	2019	2018	2019	2018
Multiplus S.A.	-	247,500	-	247,500

In accordance with IFRS 2 - Payments based on shares, the fair value of the option must be recalculated and recorded in the liability of the Company, once cash payment is made (cash-settled). The fair value of these options was calculated using the “Black-Scholes-Merton” method, where the assumptions were updated with information from LATAM Airlines Group S.A. As of December 31, 2018 there is no value recorded in liabilities and results.

(e.2)	Payments based on restricted stock

As of December 31, 2019, payment contracts based on restricted shares signed with the executives of Multiplus S.A. were canceled, as described in Note 1.

			Not acquired due
	Opening		to breach of employment	Closing
	balance	Exercised	retention conditions	balance

From January 1 to December 31, 2018	309,710	(83,958)	(8,916)	216,836
From January 1 to December 31, 2019	216,836	-	-	216,836